Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Cash	$ 17,829,149	$ 2,526,957
Sales tax receivable (Note 4)	81,395	40,694
Prepaids and deposits (Note 5)	689,127	706,634
Short-term loan receivable (Note 6)	2,046,450
Short-term investments (Note 7)	1,660,738
Total Current Assets	22,306,859	3,274,285
Exploration and evaluation assets (Note 8)	32,980,487	26,612,758
Investment in joint venture (Note 9)	16,505,997
Long-term loan receivable (Note 10)	1,128,932
Long-term investment (Note 11)	5,203,071
Right-of-use assets (Note 12)		29,040
Total Assets	78,125,346	29,916,083
Current Liabilities
Accounts payable and accrued liabilities (Note 13)	1,646,662	689,944
Due to related party (Note 23)	127,925	141,144
Lease liabilities - current portion (Note 14)		31,107
Derivative liabilities (Note 15)	111,913	305,025
Deferred liabilities (Note 9)	5,116,125
Other liabilities (Note 16)		773,891
Total Current Liabilities	7,002,625	1,941,111
Deferred liabilities (Note 9)	5,116,125
Flow-through premium liability (Note 17)		2,477,517
Total Liabilities	12,118,750	4,418,628
Equity
Share capital (Note 18)	106,536,406	50,127,974
Share-based payments reserve (Note 20)	2,004,216	1,917,719
Accumulated deficit	(42,534,026)	(26,548,238)
Total Shareholders’ Equity	66,006,596	25,497,455
Total Liabilities and Equity	$ 78,125,346	$ 29,916,083